Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	September 30,	December 31,
	2016	2015
LNG terminal costs
LNG terminal	$7,976,532	$2,478,036
LNG terminal construction-in-process	6,303,397	9,859,836
LNG site and related costs, net	129	135
Accumulated depreciation	(497,097)	(411,907)
Total LNG terminal costs, net	13,782,961	11,926,100
Fixed assets
Computer and office equipment	1,451	1,126
Furniture and fixtures	1,667	1,375
Computer software	4,498	4,238
Machinery and equipment	1,973	1,906
Vehicles	3,124	2,081
Other	99	93
Accumulated depreciation	(7,116)	(5,317)
Total fixed assets, net	5,696	5,502
Property, plant and equipment, net	$13,788,657	$11,931,602